CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Online game services	¥ 40,504,363	$ 6,252,797	¥ 55,417,700	¥ 95,131,347
Other revenues	6,105,523	942,530	9,421,865	11,495,630
Revenue, net, total	46,609,886	7,195,327	64,839,565	106,626,977
Sales taxes	(198,555)	(30,652)	(562,674)	(1,850,908)
Total net revenues	46,411,331	7,164,675	64,276,891	104,776,069
Cost of revenues	(67,743,995)	(10,457,871)	(85,782,569)	(107,803,360)
Gross loss	(21,332,664)	(3,293,196)	(21,505,678)	(3,027,291)
Operating (expenses) income:
Product development	(135,042,829)	(20,847,020)	(156,253,036)	(213,243,567)
Sales and marketing	(31,692,522)	(4,892,482)	(51,758,100)	(116,672,411)
General and administrative	(131,768,503)	(20,341,552)	(111,157,250)	(161,958,423)
(Provision)/reversal of provision for allowance for long-term receivables and prepayments	(8,439,580)	(1,302,847)	14,371,918	(29,741,076)
Impairment of long-lived assets				(5,725,046)
Gain on disposal of subsidiaries	3,339,394	515,514	165,392,382
Total operating expenses	(303,604,040)	(46,868,387)	(139,404,086)	(527,340,523)
Other operating income (expenses)	(1,563,518)	(241,366)	75,000	120,000
Loss from operations	(326,500,222)	(50,402,949)	(160,834,764)	(530,247,814)
Impairment on investments				(47,970,885)
Interest income	775,152	119,663	3,414,559	8,376,355
Interest expense	(6,397,192)	(987,556)
Fair value change on warrants liability	(7,129,161)	(1,100,553)
Gain on disposal of equity investee and available-for-sale investment			33,153,452
Other income (expenses), net	(1,916,755)	(295,896)	(963,125)	9,301,565
Loss before income tax expense and share of loss in equity method investments	(341,168,178)	(52,667,291)	(125,229,878)	(560,540,779)
Income tax expense	0	0	0	0
Share of loss in equity method investments	(13,013,791)	(2,008,983)	(3,712,530)	(2,375,826)
Net loss	(354,181,969)	(54,676,274)	(128,942,408)	(562,916,605)
Net loss attributable to noncontrolling interest	(16,655,902)	(2,571,228)	(21,443,321)	(36,655,033)
Net loss attributable to redeemable noncontrolling interest	(32,697,713)	(5,047,657)	(20,876,617)
Attributable net loss to The9 Limited	(304,828,354)	(47,057,389)	(86,622,470)	(526,261,572)
Change in redemption value of redeemable noncontrolling interest	79,805,706	12,319,878	21,076,744
Net loss attributable to holders of ordinary shares	(384,634,060)	(59,377,267)	(107,699,214)	(526,261,572)
Other comprehensive income (loss)
Unrealized loss on available-for-sale investment				(16,600)
Currency translation adjustments	5,009,430	773,323	(1,203,960)	(688,963)
Total comprehensive loss	(349,172,539)	(53,902,951)	(130,146,368)	(563,622,168)
Comprehensive loss attributable to:
noncontrolling interest	(16,912,488)	(2,610,838)	(22,995,718)	(35,084,526)
redeemable noncontrolling interest	(32,697,713)	(5,047,657)	(20,876,617)
The9 Limited	¥ (299,562,338)	$ (46,244,456)	¥ (86,274,033)	¥ (528,537,642)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	¥ (16.55)	$ (2.56)	¥ (4.65)	¥ (22.71)
Weighted average number of shares outstanding:
- Basic and diluted | shares	23,235,848	23,235,848	23,164,695	23,174,823